Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
One percent increase [member]
Disclosure Of Other Provisions [Line Items]
Credit-AdjustedRisk-FreeRate	$ (138)	$ (98)
Inflation Rate	196	197
One percent decrease [member]
Disclosure Of Other Provisions [Line Items]
Credit-AdjustedRisk-FreeRate	188	192
Inflation Rate	$ (145)	$ (103)